Debt Financing	6 Months Ended
Jun. 30, 2014
Debt Financing
Debt Financing

6. Debt Financing

          On May 8, 2012, the Company received cash proceeds of $23.1 million by issuing subordinated secured convertible promissory notes to investors. The convertible promissory notes bore interest at 10% per annum and were due on May 7, 2013. Principal and interest under the notes was due at maturity, unless earlier converted into shares of the Company's common stock. The notes were included as current liabilities under "Convertible Notes Payable" in the December 31, 2012 balance sheet.

          Principal and accrued interest under the promissory notes was automatically convertible into shares of the Company's common stock issued and sold at the Company's next financing yielding gross proceeds of at least $25.0 million (the "Qualified Financing"). The conversion price upon automatic conversion was equivalent to the lower of 85% of the price per share paid by the purchasers in the Qualified Financing or $12.08 per share. Principal and accrued interest under the promissory notes was convertible at the option of the holders if a change in control or an initial public offering occurred prior to the maturity date of the note. The conversion price per share was equivalent to the greater of 85% of the price per share as reflected in the change in control or initial public offering, or $7.95 per share.

          Principal and accrued interest under the promissory notes was convertible at the option of the holders if a Qualified Financing, change in control or initial public offering did not occur prior to maturity, at a price per share of $7.16.

          As the convertible promissory notes allowed the holders to convert the notes at a price less than the estimated fair value of the Company's common stock on the date of issuance, the notes contained a beneficial conversion feature ("BCF"). The BCF was valued on the issuance date of the notes as the difference between the fair value of the Company's common stock and the conversion price of $7.16 per share multiplied by the number of shares that the notes were convertible into. The Company recorded the BCF of $2.7 million as a discount on the notes and an adjustment to additional paid-in capital. The discount was amortized as additional interest expense over the period of the notes using the effective interest method.

          For the year ended December 31, 2012, the Company recorded interest expense of $1.5 million and amortization of debt discount of $1.8 million, which increased the face of the amount of the notes.

          For the year ended December 31, 2013 and the six months ended June 30, 2013, the Company recorded interest expense of $0.8 million and $0.8 million (unaudited) and amortization of debt discount of $0.9 million and $0.9 million (unaudited), respectively.

          On May 8, 2013, the holders of the secured convertible promissory notes converted all the principal and interest on the notes to 3,556,412 shares of common stock at a conversion price of $7.16 per share.